SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Disclosure of Weighted Assumptions Used in the Black-Scholes Option Pricing Model	The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2021	May 6, 2021

Exercise price ($)	11.50	11.50
Share price ($)	9.94	16.17
Volatility (%)	40%	29%
Risk-free interest rate (%)	1.27%	1%
Expected warrant life (years)	4.33	5.00
The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the year ended December 31, 2021 and the weighted assumptions used in the valuations to remeasure the share-based compensation liability as at December 31, 2020 and 2019:

	2021	2020	2019
Expected dividends per share (CA$)	—	—	—
Exercise price (CA$)	21.86	1.20	0.93
Share price (CA$)	21.86	12.73	0.93
Expected Volatility (%)	40%	40%	50%
Risk-free interest rate (%)	1.16%	0.59%	1.67%
Expected option life (years)	7.50	7.80	8.70

Disclosure of Outstanding Options
The following table summarizes the outstanding options as at December 31, 2021, 2020 and 2019 and changes during the years then ended:

	2021		2020		2019
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise Price
		CA$		CA$		CA$
Outstanding, beginning of year	10,375,195	1.17	10,605,039	0.93	5,902,399	0.93
Granted	294,854	21.86	412,890	6.90	4,702,640	0.93
Exercised	(1,505,000)	0.93	—	—	—	—
Forfeited	(92,900)	6.90	—	—	—	—
Cancelled	—	—	(642,734)	0.93	—	—
Outstanding, end of year	9,072,149	1.82	10,375,195	1.17	10,605,039	0.93
Exercisable, end of year	5,054,976	1.06	5,220,437	0.93	2,877,418	0.93

Disclosure of Information Relating to Stock Options Outstanding
The following table summarizes the information relating to stock options outstanding:

	As at December 31, 2021
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.94	3,316,799
CA$0.93 (issued in 2019)	3,664,907	7.77	1,634,954
CA$6.90 (issued in 2020)	319,990	8.71	103,223
CA$15.45 (issued in 2021)	26,389	9.65	—
CA$23.02 (issued in 2021)	253,865	9.49	—
CA$13.29 (issued in 2021)	14,600	9.94	—
	9,072,149		5,054,976

	As at December 31, 2020
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	5,312,160	6.86	4,205,458
CA$0.93 (issued in 2019)	4,650,145	8.78	1,014,979
CA$6.90 (issued in 2020)	412,890	9.71	—
	10,375,195		5,220,437

	As at December 31, 2019
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	5,902,399	7.88	2,877,418
CA$0.93 (issued in 2019)	4,702,640	9.08	—
	10,605,039		2,877,418

Disclosure of Share-based Compensation Liabilities
The following table summarizes share-based compensation liabilities recorded in the consolidated statements of financial position:

	December 31, 2021	December 31, 2020
	$	$
Share-based compensation liability, current	—	35,573,558
Share-based compensation liability, non-current	—	35,126,025
	—	70,699,583

Disclosure of Equity Instruments Measured at Fair Value
Compensation cost for RSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2021		2020
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	—	—	—	—
Granted	36,247	18.59
Outstanding, end of year	36,247	18.59	—	—
Vested, end of year	—	—	—	—
Compensation cost for DSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2021		2020
	Number of deferred share units	Weighted average exercise Price	Number of deferred share units	Weighted average exercise Price
		CA$		CA$
Outstanding, beginning of year	—	—	—	—
Granted	18,755	14.07
Outstanding, end of year	18,755	14.07	—	—
Vested, end of year	18,755	14.07	—	—